CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash	$ 252,361	$ 833,612	$ 173,828
Accounts receivable	398,074	242,075
Inventory	553,259	668,567
Recoverable IVA taxes and credits	501,549	412,143
Other current assets	20,830	20,509
Total Current Assets	1,726,073	2,176,906
Non-Current Assets
Plant and equipment, net	62,395	70,537
Intangibles, net	200,667	211,417
Investment	3,000
Other assets	11,780	11,712
Total Non-Current Assets	277,842	293,666
Total Assets	2,003,915	2,470,572
Current Liabilities
Accounts payable	80,082	41,372
Notes payable	106,312	103,320
IVA and other taxes payable	162,592	181,946
Advances from customers	5,859	1,986
Total Current Liabilities	354,845	328,624
Total Liabilities	354,845	328,624
Stockholders' Equity
Common stock value	5,496	4,981
Additional paid-in-capital	7,873,571	5,733,811
Accumulated deficit	(6,694,959)	(4,019,428)
Accumulated other comprehensive income	464,962	422,584
Total stockholder's equity - controlling interest	1,649,070	2,141,948
Non-controlling interest
Total Stockholders' Equity	1,649,070	2,141,948
Total Liabilities and Stockholders' Equity	$ 2,003,915	2,470,572
QPAGOS Corporation - Parent Company [Member]
Current Assets
Cash		832,159	173,828
Accounts receivable		242,075	15,914
Inventory		668,567	646,986
Recoverable IVA taxes and credits		412,143	171,200
Other current assets		20,509	50,000
Total Current Assets		2,175,453	1,057,928
Non-Current Assets
Plant and equipment, net		70,537	99,985
Intangibles, net		211,417
Other assets		11,712	6,192
Total Non-Current Assets		293,666	106,177
Total Assets		2,469,119	1,164,105
Current Liabilities
Accounts payable		38,372	102,501
Notes payable		103,320	2,324,422
IVA and other taxes payable		181,946	8,625
Advances from customers		1,986	3,092
Total Current Liabilities		325,624	2,438,640
Total Liabilities		325,624	2,438,640
Stockholders' Equity
Common stock value		22,392	4,619
Additional paid-in-capital		5,717,947	58,282
Accumulated deficit		(4,019,428)	(1,490,185)
Accumulated other comprehensive income		422,584	152,749
Total stockholder's equity - controlling interest		2,143,495	(1,274,535)
Non-controlling interest
Total Stockholders' Equity		2,143,495	(1,274,535)
Total Liabilities and Stockholders' Equity		$ 2,469,119	$ 1,164,105